GENERAL	12 Months Ended
Dec. 31, 2014
GENERAL [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	SuperCom Ltd. (the “Company") is an Israeli resident company organized in 1988 in Israel. On January 24, 2013 the Company changed its name back to SuperCom Ltd, its original name, from Vuance Ltd. On September 12, 2013, the Company's ordinary shares were approved for listing on the NASDAQ Capital Market and began trading under the ticker symbol “SPCB” on September 17, 2013. Previously, the Company's ordinary shares traded on the OTCQB® electronic quotation service.

The Company is a global provider of traditional and digital identity solutions, providing advanced safety, identification, tracking and security products to governments and organizations,both private and public, throughout the world The Company provides cutting edge real-time positioning, tracking, monitoring and verification solutions enabled by its RFID &Mobile pure security advanced solutions suite of products and technologies, all connected to a web-based, secure, proprietary, interactive and user-friendly interface.    The Company offers a wide range of solutions including, national ID registries, e-passports, biometric visas, automated fingerprint identification systems, digitized driver's licenses, and electronic voter registration and election management using the common platform ("MAGNA"). The Company sells its products through marketing offices in the U.S, Tanzania, Panama, Ecuador and Israel.

b.	On December 26, 2013 the Company acquired the SmartID Division of On Track Innovations Ltd. (NASDAQ: OTIV) (“OTI”), consisting of customer contracts, software, other related technologies and IP assets. The Company paid OTI $8.8 million ($10 million less certain price adjustments) at the closing and agreed to make contingent payments of up to $12.5 million pursuant to an earn-out mechanism based on certain performance and other milestones. The SmartID Division has a strong international presence, with a broad range of competitive and well-known e-ID solutions and technology. The acquisition significantly expanded the breadth of the Company's e-ID capabilities globally, while providing it with market and technological experts, together with its ID software platforms and technologies.

As of December 31, 2014, the Company's principal activities were conducted mainly through SuperCom Ltd. and Supercom Inc. and through SuperCom Tanzania and SuperCom Panama, that were acquired in December 2013 as part of the acquisition of the SmartID division. The subsidiaries in Tanzania and Panama provide support and maintenance services to the Company's customers in these countries.

c.	Concentration of risk that may have a significant impact on the Company:

In year 2014, the Company derived most of its revenues from four major customers. Throughout the 2012 and 2013 periods the Company derived most of its revenues from one major customer. See also Note 13c.

The Company purchases certain services and products used by it to generate revenues in its projects and sales from several sole suppliers. Although there are only a limited number of manufacturers of those particular services and products, management believe that other suppliers could provide similar services and products on comparable terms without affecting operating results.